SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of income (loss) before provision for income taxes:
Stock-based compensation expense	$ 2,782	$ 5,737	$ 8,107
Cost of revenue [Member]
Component of income (loss) before provision for income taxes:
Stock-based compensation expense	597	902	1,120
Research and development, net [Member]
Component of income (loss) before provision for income taxes:
Stock-based compensation expense	527	714	850
Selling, general and administrative [Member]
Component of income (loss) before provision for income taxes:
Stock-based compensation expense	$ 1,658	$ 4,121	$ 6,137